Commitments and Contingencies - Condensed Consolidated Statements of Financial Position (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Invested assets	$ 459,928	$ 442,497
Insurance contract assets	194	102
Reinsurance contract held assets (note 6)	60,881	59,015
Total other assets	43,176	41,216
Segregated funds net assets	461,254	435,988
Insurance contract liabilities, excluding those for account of segregated fund holders	411,532	396,401
Reinsurance contract held liabilities	3,273	2,669
Investment contract liabilities	14,137	13,498
Total other liabilities	82,749	77,302
Insurance contract liabilities for account of segregated fund holders	129,006	126,545
Investment contract liabilities for account of segregated fund holders	332,248	309,443
MFC (Guarantor)
Disclosure of other provisions [line items]
Invested assets	1,399	126
Insurance contract assets	0	0
Reinsurance contract held assets (note 6)	0	0
Total other assets	63,341	65,898
Segregated funds net assets	0	0
Insurance contract liabilities, excluding those for account of segregated fund holders	0	0
Reinsurance contract held liabilities	0	0
Investment contract liabilities	0	0
Total other liabilities	14,618	15,052
Insurance contract liabilities for account of segregated fund holders	0	0
Investment contract liabilities for account of segregated fund holders	0	0
Subsidiaries on a combined basis
Disclosure of other provisions [line items]
Invested assets	458,529	442,371
Insurance contract assets	194	102
Reinsurance contract held assets (note 6)	60,881	59,015
Total other assets	47,566	46,450
Segregated funds net assets	461,254	435,988
Insurance contract liabilities, excluding those for account of segregated fund holders	411,532	396,401
Reinsurance contract held liabilities	3,273	2,669
Investment contract liabilities	14,137	13,498
Total other liabilities	68,845	63,825
Insurance contract liabilities for account of segregated fund holders	129,006	126,545
Investment contract liabilities for account of segregated fund holders	332,248	309,443
Consolidation adjustments
Disclosure of other provisions [line items]
Invested assets	0	0
Insurance contract assets	0	0
Reinsurance contract held assets (note 6)	0	0
Total other assets	(67,731)	(71,132)
Segregated funds net assets	0	0
Insurance contract liabilities, excluding those for account of segregated fund holders	0	0
Reinsurance contract held liabilities	0	0
Investment contract liabilities	0	0
Total other liabilities	(714)	(1,575)
Insurance contract liabilities for account of segregated fund holders	0	0
Investment contract liabilities for account of segregated fund holders	0	0
MFLP
Disclosure of other provisions [line items]
Invested assets	20	16
Insurance contract assets	0	0
Reinsurance contract held assets (note 6)	0	0
Total other assets	965	995
Segregated funds net assets	0	0
Insurance contract liabilities, excluding those for account of segregated fund holders	0	0
Reinsurance contract held liabilities	0	0
Investment contract liabilities	0	0
Total other liabilities	701	726
Insurance contract liabilities for account of segregated fund holders	0	0
Investment contract liabilities for account of segregated fund holders	$ 0	$ 0